NVIT Real Estate Fund Investment Objectives and Goals - NVIT Real Estate Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary:NVIT Real Estate Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The NVIT Real Estate Fund seeks current income and long-term capital appreciation.